VY American Century Small-Mid Cap Value Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[3],[4]		23.81%	13.86%	12.55%
Russell 2500TM Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[4]		10.98%	8.44%	7.81%
S&P SmallCap 600® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[4]		7.56%	8.10%	8.18%
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			7.71%	7.62%	8.01%
Performance Inception Date		May 01, 2002
Class ADV | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[4]		23.81%	13.86%	12.55%
Class ADV | Russell 2500TM Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[4]		10.98%	8.44%	7.81%
Class ADV | S&P SmallCap 600® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[4]		7.56%	8.10%	8.18%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			8.20%	8.15%	8.54%
Performance Inception Date		May 01, 2002
Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[4]		23.81%	13.86%	12.55%
Class I | Russell 2500TM Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[4]		10.98%	8.44%	7.81%
Class I | S&P SmallCap 600® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[4]		7.56%	8.10%	8.18%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			8.02%	7.89%	8.28%
Performance Inception Date		May 01, 2002
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			7.81%	7.71%	8.11%
Performance Inception Date		Feb. 27, 2009
Class S2 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[4]		23.81%	13.86%	12.55%
Class S2 | Russell 2500TM Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[4]		10.98%	8.44%	7.81%
Class S2 | S&P SmallCap 600® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[4]		7.56%	8.10%	8.18%

[1]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the Russell 2500TM Value Index to the Russell 3000® Index in accordance with changes to regulatory disclosure requirements. The Portfolio continues to use the Russell 2500 TM Value Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[2]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the Russell Midcap® Value Index to the Russell 3000® Index in accordance with changes to regulatory disclosure requirements. The Portfolio continues to use the Russell Midcap ® Value Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[3]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the S&P 500® Index to the Russell 3000® Index in accordance with changes to regulatory disclosure requirements. The Portfolio continues to use the S&P 500 ® Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[4]	The index returns do not reflect deductions for fees, expenses, or taxes.